Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000162163 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000162163 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000162163 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000162163 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000162163 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000162163 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000162163 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000162163 | Madrigal Pharmaceuticals, Inc.FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000162163 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162163 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000162163 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000162163 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000162163 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000162163 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	13.10%
C000162163 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.60%
C000162163 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	53.20%
C000162163 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000162163 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020637 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000020637 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020637 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020637 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000020637 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020637 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020637 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000020637 | Madrigal Pharmaceuticals, Inc.FR_558868105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000020637 | ARM Holdings PLCFR_042068205
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020637 | Crowdstrike Holdings, Inc.FR_22788C105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000020637 | Sector EquityIndustrials
Holdings [Line Items]
Percent of Total Investments	2.90%
C000020637 | Sector EquityConsumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020637 | Sector EquityFinancials
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020637 | Sector EquityHealthcare
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020637 | Sector EquityCommunication Services
Holdings [Line Items]
Percent of Total Investments	13.60%
C000020637 | Sector EquityInformation Technology
Holdings [Line Items]
Percent of Total Investments	53.20%
C000020637 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000020637 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%